Investment Objectives and Goals	Dec. 29, 2025
Easterly Global Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY GLOBAL REAL ESTATE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks total return through a combination of current income and capital appreciation.
Easterly Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY HEDGED EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Easterly Snow Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY SNOW SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Easterly Snow Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) is long-term capital appreciation.
Easterly Snow Long/Short Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Easterly Snow Long/Short Opportunity Fund (the “Long/Short Opportunity Fund” or the “Fund”) is long-term capital appreciation and protection of investment principal.
Easterly Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY INCOME OPPORTUNITIES FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.
Objective, Secondary [Text Block]	Capital preservation is a secondary objective.
Easterly RocMuni Short Term Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Easterly ROCMuni Short Term Municipal Bond Fund’s (the “Short Term Fund” or “Fund”) primary investment objective is to provide current income exempt from regular federal income tax.